Commitments	12 Months Ended
Mar. 31, 2016
Commitments
Commitments

25.   Commitments

(a)   Capital commitments

Capital expenditures contracted for are analyzed as follows:

	As of March 31,
	2015	2016
	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	908	803
Construction of corporate campuses	2,181	1,688

	3,089	2,491

(b)   Operating lease commitments for office facility and transportation equipment

The Company has leased office premises and transportation equipment under non-cancellable operating lease agreements. These leases have varying terms and renewal rights. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	As of March 31,
	2015	2016
	(in millions of RMB)
No later than 1 year	400	394
Later than 1 year and no later than 5 years	623	441
More than 5 years	33	65

Total	1,056	900

For the years ended March 31, 2014, 2015 and 2016, the Company incurred rental expenses under operating leases of RMB217 million, RMB322 million and RMB451 million, respectively.

(c)   Commitments for co-location, bandwidth fees and marketing expenses

	As of March 31,
	2015	2016
	(in millions of RMB)
No later than 1 year	2,089	2,680
Later than 1 year and no later than 5 years	3,045	4,919
More than 5 years	—	823

Total	5,134	8,422

(d)  Investment commitments

The Company was obligated to pay up to RMB5,364 million and RMB65,597 million for the acquisition of investment securities and equity investees under various arrangements as of March 31, 2015 and 2016, respectively. The commitment balance as of March 31, 2016 primarily includes the considerations for the acquisitions of Youku Tudou (Note 4(t)) and Suning (Note 4(aa)).

(e)   Commitments for licenses and copyrights

The Company has entered into non-cancellable licensing agreements with third-party vendors to acquire certain licenses and copyrights for mobile media and entertainment business. The future aggregate minimum payments under non-cancellable licensing agreements are as follows:

	As of March 31,
	2015	2016
	(in millions of RMB)
No later than 1 year	280	885
Later than 1 year and no later than 5 years	2	2,885

Total	282	3,770